Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 16,467.67
Total Fee Amount	16,467.67
Total Transaction Valuation	119,244,543.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A